ORGANIZATION AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Sep. 30, 2020
Details of Company's Subsidiaries and Variable Interest Entities
As of September 30, 2020, details of the Company’s major subsidiaries, its VIEs and VIEs’ major subsidiaries were as follows:

Company name	Later of date of incorporation or acquisition	Place of incorporation (or establishment) /operation	Percentage of legal ownership by the Company	Principal activities
Major Subsidiaries:
China Distance Education Limited (“CDEL Hong Kong”)	March 13, 2003	Hong Kong	100%	Investment holding and provision of education services
Beijing Champion Distance Education Technology Co., Ltd. (“Champion Technology”)	January 5, 2004	PRC	100%	Provision of technical support and consultancy services and course production
Beijing Champion Education Technology Co., Ltd. (“Champion Education Technology”)	April 23, 2007	PRC	100%	Software licensing and course production
Beijing Zhengbao Yucai Education Technology Co., Ltd. (“Zhengbao Yucai”)	February 19, 2009	PRC	35.76% (Note 23)	Provision of start-up training services
Xiamen NetinNet Software Co., Ltd (“Xiamen NetinNet”)	May 3, 2016	PRC	28.608%*	Provision of learning simulation software production
Variable interest entities:
Beijing Champion Hi-Tech Co., Ltd. (“Beijing Champion”)	July 12, 2000	PRC	Nil	Provision of online education services and sales of books and reference materials
Beijing Champion Healthcare Education Technology Co., Ltd. (“Champion Healthcare Education”)	May 13, 2015	PRC	Nil	Inactive
Major subsidiaries of variable interest entities :

Beijing Caikaowang Company Ltd. (“Caikaowang”)	November 28, 2007	PRC	Nil	Provision of online education services
Beijing Champion Wangge Education Technology Co., Ltd. (“Champion Wangge”)	June 24, 2008	PRC	Nil	Provision of online education services
Beijing Champion Culture Development Co., Ltd. (“Champion Culture”)	June 03, 2015	PRC	Nil	Provision of sales of books and reference materials
Jiangsu Zhengbao Asset Financial Advisory Co., Ltd. (“Jiangsu Asset”)	November 1, 2017	PRC	Nil	Provision of financial and tax advisory and accounting service
Beijing Ruida Chengtai Education Technology Co., Ltd. (“Beijing Ruida”)	July 11, 2018	PRC	Nil	Provision of legal profession services
Beijing Youbang Culture and Art Training School (“Beijing Youbang”)	July 11, 2018	PRC	Nil	Provision of legal profession services
Jiangsu Champion Healthcare Education Technology Co., Ltd. (“Jiangsu Healthcare”)	January 29, 2019	PRC	Nil	Provision of online education services
Jiangsu Champion E&C Education Technology Co., Ltd. (“Jiangsu E&C”)	January 29, 2019	PRC	Nil	Provision of online education services
Jiangsu Champion Self-taught Education Co., Ltd. (“Jiangsu Self-taught”)	January 29, 2019	PRC	Nil	Provision of online education services
Beijing Champion H&E Technology Co., Ltd. (“Beijing H&E”)	March 21, 2019	PRC	Nil	Provision of online education services
Beijing Champion E&C Education Technology Co., Ltd. (“Beijing E&C”)	March 05, 2019	PRC	Nil	Provision of online education services
Beijing Champion Self-taught Education Co., Ltd. (“Beijing Self-taught”)	March 07, 2019	PRC	Nil	Provision of online education services
*Note: The entity is the subsidiary of Zhengbao Yucai.

Financial Information of Company's VIEs and VIEs' Subsidiaries
The following financial information of the Company’s VIEs and the VIEs’ subsidiaries as of September 30, 2019 and 2020 and for each of the three years ended September 30, 2020 was included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances within the VIEs and the VIEs’ subsidiaries:

	As of September 30,
	2019	2020
	US$	US$
Cash and cash equivalents	39,919	67,257
Prepayment and other current assets	24,533	28,334
Total current assets	192,471	113,040
Total assets	314,943	271,168
Deferred revenue – current	93,364	104,929
Total current liabilities	137,478	174,978
Deferred revenue – non-current	33,564	33,928
Total non-current liabilities	36,004	64,007
Total liabilities	173,483	238,985

	For the years ended September 30,
	2018	2019	2020
	US$	US$	US$
Net revenues	151,146	183,893	197,110

Net income	29,532	36,393	33,439

Net cash provided by operating activities	44,054	41,568	29,294

Net cash used in investing activities	(44,414)	(20,517)	(3,127)

Net cash used in financing activities	(5,706)	—	(1,713)

Effects of exchange rate changes	(555)	(1,609)	2,884